CMO Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
CMO Agreement

10. CMO Agreement

On December 31, 2020, the Company executed a Development and Manufacturing Services Agreement with Lonza AG and affiliate Lonza Sales AG (“Lonza”). The Company engaged Lonza pursuant to the development and manufacture of certain products and services along with the assistance in developing the product OCX-253. The agreement outlines the pricing for services and raw materials as incurred and payment terms. As of December 31, 2022, $543,691 has been incurred.

The Development and Manufacturing Services Agreement will terminate on December 31, 2025. Either party may terminate the agreement within 60 days after it becomes apparent to either party that it will not be possible to complete the services for a scientific or technical reason after a good faith effort is made to resolve such problems. The agreement may be terminated by either party, immediately for any uncured material breach, insolvency, or liquidation. In the event of termination, the Company will pay Lonza all costs incurred through the termination date.

C M O Agreement [Member] | Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
CMO Agreement

Note 10. CMO Agreement

On December 31, 2020, the Company executed a Development and Manufacturing Services Agreement with Lonza AG and affiliate Lonza Sales AG (“Lonza”). The Company engaged Lonza pursuant to the development and manufacture of certain products and services along with the assistance in developing the product OCX-253. The agreement outlines the pricing for services and raw materials as incurred and payment terms. Through March 31, 2023, the Company has incurred an aggregate of $544,592 in expenses under this agreement since its inception, all of which is included in accounts payable at March 31, 2023.

The Development and Manufacturing Services Agreement will terminate on December 31, 2025. Either party may terminate the agreement within 60 days after it becomes apparent to either party that it will not be possible to complete the services for a scientific or technical reason after a good faith effort is made to resolve such problems. The agreement may be terminated by either party, immediately for any uncured material breach, insolvency, or liquidation. In the event of termination, the Company will pay Lonza all costs incurred through the termination date.